UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

MP 63 Fund Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

		Schedule of Investments
		November 30, 2015 (Unaudited)
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 98.62%

Aerospace/Aircrafts/Defense - 5.61%
6,300	Boeing Co.	$ 916,335
9,800	Raytheon Co.	1,215,494
9,200	United Technologies Corp.	883,660
		3,015,489
Automotive Parts-Retail/Wholesale - 1.75%
10,400	Genuine Parts Co.	942,552

Banks - 4.68%
29,100	Bank of America Corp.	507,213
27,400	BB&T Corp.	1,058,188
21,600	US Bancorp	948,024
		2,513,425
Beverages - 2.81%
20,900	Coca-Cola Co.	890,758
6,200	PepsiCo, Inc.	620,992
		1,511,750
Cable & Other Pay Television Services - 1.27%
11,200	Comcast Corp. Class-A	681,632

Chemicals-Diversified - 1.98%
22,600	RPM International, Inc.	1,061,748

Chemicals-Specialty - 1.66%
7,900	Praxair, Inc.	891,120

Commercial Services - 1.91%
8,600	Ecolab, Inc.	1,024,776

Communications Equipment - 0.41%
4,500	Qualcomm, Inc.	219,555

Containers-Paper/Plastic - 1.66%
18,900	Bemis Co., Inc.	890,568

Cosmetics & Personal Care - 1.49%
12,200	Colgate-Palmolive Co.	801,296

Diversified Operations - 4.77%
6,500	3M Co.	1,017,770
34,300	Corning, Inc.	642,439
30,200	General Electric Co.	904,188
		2,564,397
Electronic Equipment - 1.39%
14,900	Emerson Electric Co.	745,000

Electronic-Semiconductors - 2.10%
32,400	Intel Corp.	1,126,548

Finance-Investment Management - 1.30%
16,700	Franklin Resources, Inc.	700,064

Financial Services - 2.22%
22,000	Paychex, Inc.	1,193,500

Food-Misc. Preparation - 6.10%
15,900	Archer Daniels-Midland Co.	580,191
21,900	ConAgra Foods, Inc.	896,367
8,500	General Mills, Inc.	490,960
17,500	Hormel Foods Corp.	1,311,100
		3,278,618
General Household Products - 1.83%
9,000	Stanley Black & Decker, Inc.	982,440

Insurance-Life/Property/Casual - 3.01%
9,700	AFLAC, Inc.	632,828
8,600	Travelers Companies, Inc.	985,302
		1,618,130
Leisure Products - 1.49%
7,600	Polaris Industries, Inc.	801,268

Machinery-Const./Mining/Farming - 2.47%
8,100	Caterpillar, Inc.	588,465
9,300	Deere & Co.	740,001
		1,328,466
Machinery-Electrical Equipment - 4.94%
11,500	Dover Corp.	757,850
20,500	Johnson Controls, Inc.	943,000
15,300	Tennant Co.	952,731
		2,653,581
Manufacturing - 1.92%
11,000	Illinois Tool Works, Inc.	1,033,780

Medical/Dental-Supplies - 2.01%
7,200	Becton Dickinson & Co.	1,081,800

Medical Drugs - 3.23%
14,500	Abbott Laboratories	651,340
10,700	Johnson & Johnson	1,083,268
		1,734,608
Medical Instruments/Products - 1.37%
9,800	Medtronic, Inc.	738,332

Oil & Gas- International - 1.41%
9,300	Exxon Mobil Corp.	759,438

Paper & Paper Products - 1.75%
7,900	Kimberly Clark Corp.	941,285

Petroleum Refining - 0.46%
2,700	Chevron Corp.	246,564

Refuse Systems - 1.12%
11,200	Waste Management, Inc.	602,224

Retail-Food & Restaurant - 0.97%
7,200	Yum! Brands, Inc.	522,072

Retail-Variety Stores - 2.13%
7,100	Costco Wholesale Corp.	1,146,082

Retail/Wholesale-Building Products - 2.27%
9,100	Home Depot, Inc.	1,218,308

Services-Prepackaged Software - 2.38%
23,500	Microsoft Corp.	1,277,225

Soap & Cleaning Preparations - 1.27%
9,100	Procter & Gamble Co.	681,044

Telecommunications - 2.63%
22,900	AT&T, Inc.	771,043
23,800	CenturyLink, Inc.	640,934
		1,411,977
Textile-Apparel/Mill Products - 1.65%
13,700	VF Corp.	886,390

Transportation-Equipment/Leasing - 1.44%
11,700	Ryder Systems, Inc.	771,732

Transportation-Railroads - 1.50%
9,600	Union Pacific Corp.	805,920

Utility-Electric - 6.20%
11,400	Duke Energy Corp.	772,464
16,400	Edison International	973,504
30,900	MDU Resources Group, Inc.	538,278
10,500	NextEra Energy, inc.	1,048,530
		3,332,776
Utility-Gas Distribution - 2.85%
11,900	National Fuel Gas Co.	544,068
16,700	SCANA Corp.	987,638
		1,531,706
Utility-Water - 2.09%
38,325	Aqua America, Inc.	1,124,839

Wholesale-Medical, Dental & Hospital Equipment/Supplies - 1.12%
15,600	Owens & Minor, Inc.	600,756

TOTAL FOR COMMON STOCK (Cost $31,445,601) - 98.62%		$ 52,994,781

CASH & EQUIVALENTS - 1.14%
615,184	Fidelity Money Market Portfolio Select Class (Cost $615,184) 0.05%**	615,184

TOTAL INVESTMENTS (Cost $32,060,785) - 99.76% ***		53,609,964

OTHER ASSETS LESS LIABILITIES - 0.24%		126,620

NET ASSETS - 100.00%		$ 53,736,584

** Variable rate security; the coupon rate shown represents the yield at November 30, 2015.

*** At November 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $32,060,785 amounted to $21,549,180 which consisted of aggregate gross unrealized appreciation of $22,475,854 and aggregate gross unrealized depreciation of $926,674.

The MP63 Fund, Inc.

		Notes to Financial Statements
		November 30, 2015 (Unaudited)
1. SECURITY TRANSACTIONS

At November 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$31,445,601 amounted to $21,549,180 which consisted of aggregate gross unrealized appreciation of $22,475,854 and aggregate gross unrealized depreciation of $926,674.

2. SECURITY VALUATIONS

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2009 or 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of November 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$52,994,781	$0	$0	$52,994,781
Cash Equivalents	$615,184	$0	$0	$615,184
Total	$53,609,964	$0	$0	$53,609,964

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date January 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date January 13, 2015

By /s/David Fish

*David Fish

Treasurer

Date January 13, 2015

* Print the name and title of each signing officer under his or her signature.